EATON VANCE GROWTH TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260

                                  CERTIFICATION







         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 002-22019) certifies (a) that the forms of prospectuses and statements of additional information dated September 1, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 68 ("Amendment No. 68") to the Registrant's Registration Statement of Form N-1A, and (b) that Amendment No. 68 was filed electronically with the Commission (Accession No. 0000950156-97-000646) on August 25, 1997.

                      Eaton Vance Greater China Growth Fund
                             Eaton Vance Growth Fund
                        Eaton Vance Information Age Fund
                 Eaton Vance Worldwide Developing Resources Fund
                   Eaton Vance Worldwide Health Sciences Fund





                                                        EATON VANCE GROWTH TRUST



                                                       By:  /s/ Eric G. Woodbury
                                                          Eric G. Woodbury, Esq.
                                                             Assistant Secretary

Dated:  September 3, 1997